OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue (Energy)	3,725	3,176	2,704
Interest Expense	(1,235)	(1,046)	(1,037)
Income/(Loss) from Equity Investments	522	597	257
Income before Income Taxes	2,824	2,499	1,917
Income Tax Expense	(830)	(605)	(461)
Net Income Attributable to Controlling Interests	1,843	1,789	1,360
Cash flow hedges | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before Income Taxes	95	(60)	219
Income Tax Expense	(40)	19	(81)
Net Income Attributable to Controlling Interests	55	(41)	138
Cash flow hedges | Power and Natural Gas | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue (Energy)	111	(44)	201
Cash flow hedges | Interest | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest Expense	(16)	(16)	18
Pension and other post-retirement plan adjustments | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss and past service cost	(25)	(34)	(22)
Income before Income Taxes	7	11	0
Net Income Attributable to Controlling Interests	(18)	(23)	(22)
Equity Investments | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income/(Loss) from Equity Investments	(2)	(20)	5
Income Tax Expense	0	5	(2)
Net Income Attributable to Controlling Interests	(2)	(15)	3